Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment, Net [Abstract]
Remaining useful life	20 years
Loss or gain on disposal of property and equipment		$ (77,505)
Depreciation expenses	539,706	374,851
Impairment